Related Party Transactions - Summary of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Purchase of services	¥ 403,346
Related party transaction, amounts of transaction	403,346	$ 58,480	¥ 10,541	¥ 245,755
Wangsu
Related Party Transaction [Line Items]
Purchase of services	0	0	0	83,382
Net revenue from colocation services provided	0	0	0	83,054
Jizongneng
Related Party Transaction [Line Items]
Purchase of services		58,480	10,541		$ 0
Affiliates
Related Party Transaction [Line Items]
Management consulting services provided	0	0	0	59,741
Shareholder Affiliates
Related Party Transaction [Line Items]
Management consulting services provided	0	0	0	13,016
Qinyun
Related Party Transaction [Line Items]
Gain on divestiture	¥ 0	$ 0	¥ 0	¥ 6,562